United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 12/31/11
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          January 26, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      38
Form 13F Information Table Value Total:      $363,708
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
ACURA PHARMACEUTICALS    COM       00509L703      111,000       31,550.00 X                             31,550        0        0
ALLIED HEALTHCARE PRODS  COM       019222108       34,000       10,000.00 X                                  0        0   10,000
ANADARKO PETROLEUM CORP. COM       032511107      208,000        2,720.00 X                              1,748        0      972
BAIDU INC.               COM       056752108    7,293,000       62,616.00 X                             24,746        0   37,870
BERKSHIRE HATHAWAY INC.  COM       084990175    1,951,000        1,700.00 X                              1,500        0      200
CH ROBINSON WORLDWIDE    COM       12541W209   13,665,000      195,830.00 X                             77,850        0  117,980
COGNIZANT TECH SOLUTIONS COM       192446102    4,413,000       68,608.00 X                             27,158        0   41,450
CTRIP.COM INTL.LTD.      COM       22943F100    9,039,000      386,282.00 X                            150,002        0  236,280
CVS CAREMARK             COM       126650100   33,089,000      811,392.00 X                            320,215        0  491,177
DANAHER CORP.            COM       235851102   26,049,000      553,750.00 X                            212,249        0  341,501
EBAY INC.                COM       278642103   19,153,000      631,472.00 X                            256,556        0  374,916
ELAN CORP.               COM       284131208      138,000       10,000.00 X                             10,000        0        0
EXPRESS SCRIPTS INC.     COM       302182100   70,139,000    1,569,455.00 X                            613,588        0  955,867
FX ENERGY INC.           COM       302695101       48,000       10,000.00 X                             10,000        0        0
GABRIEL TECHNOLOGIES     COM       362447104        1,000       10,000.00 X                             10,000        0        0
GLOBAL PAYMENTS INC.     COM       37940X102   13,114,000      276,770.00 X                            101,359        0  175,411
GOOGLE INC.              COM       38259P508   14,404,000       22,300.00 X                              9,072        0   13,228
IDEXX LABORATORIES       COM       45168D104   18,306,000      237,855.00 X                             94,811        0  143,044
INTERCONTINENTAL EXCHANG COM       45865V100   17,119,000      142,001.00 X                             57,083        0   84,918
INTERNATIONAL BUSINESS   COM       459200101      671,000        3,646.00 X                                  0        0    3,646
JOHNSON & JOHNSON        COM       478160104      342,000        5,214.00 X                              2,009        0    3,205
LABORATORY CORP OF AMER  COM       50540R409   10,747,000      125,006.00 X                             50,119        0   74,887
MARKWEST ENERGY          COM       570759100      386,000        7,000.00 X                              7,000        0        0
MCDONALD'S CORP.         COM       580135101      203,000        2,015.00 X                              2,015        0        0
MONSANTO CO. NEW         COM       61166W101   11,928,000      170,229.00 X                             67,744        0  102,485
NEW ORIENTAL EDUCATION   COM       647581107   16,065,000      667,981.00 X                            265,911        0  402,070
PATRIOT MOTORCYCLES CORP COM       70337D108        1,000       10,000.00 X                                  0        0   10,000
PHILIP MORRIS INTERN     COM       718172109      556,000        7,080.00 X                                 22        0    7,058
PRAXAIR INC.             COM       74005P104   22,009,000      205,876.00 X                             82,630        0  123,246
PROVIDENT ENERGY TR      COM       74386K104      273,000       28,092.00 X                             28,092        0        0
QUALCOMM INC.            COM       747525103   11,734,000      214,507.00 X                             85,603        0  128,904
RICHARDS PACKAGING INCOM COM       763102100      151,000       20,500.00 X                                  0        0   20,500
SANTARUS INC             COM       802817304       67,000       20,000.00 X                             20,000        0        0
SENESCO TECH INC.        COM       817208408        6,000       20,000.00 X                             20,000        0        0
SIRIUS XM RADIO INC.     COM       82967N108       37,000       20,000.00 X                             20,000        0        0
U.S. BANCORP DEL NEW     COM       902973304      497,000       18,338.00 X                             18,338        0        0
UNION PACIFIC CORP.      COM       907818108      320,000        3,015.00 X                                500        0    2,515
VISA INC.                COM       92826C839   39,458,000      388,629.00 X                            150,917        0  237,712
TOTAL COMMON STOCK                            363,708,000

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